SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016
Anti-dilutive securities	5,595,383	3,401,314	5,523,223	1,838,017
Preferred Stock [Member]
Anti-dilutive securities	1,361,837	1,906,404	1,350,109	497,527
Warrants [Member]
Anti-dilutive securities	2,731,523	967,934	2,698,694	913,514
Stock Options [Member]
Anti-dilutive securities	981,475	526,976	966,474	426,976
Convertible Debt [Member]
Anti-dilutive securities	520,548	0	507,946	0